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                                  FORM N-23C-3


                        NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23C-3


1.      Investment Company Act File Number:          Date of Notification:
        811-10355                                    June 10, 2003


2.      Exact name of investment company as specified in registration statement:

                              Bessemer Funds Trust
                     (Bessemer Sand Hill Investors Fund II)

3. Address of principal executive officer (number, street, city, state, and zip code):

                                630 Fifth Avenue
                                   39th Floor
                               New York, NY 10111

4.      Check one of the following:

        A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

        B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

        C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.



                                              By:     /s/ Curtis Barnes
                                                      ---------------------
                                                      Curtis Barnes
                                                      Secretary




This is notification of the quarterly repurchase offer. If an Interestholder does not want to sell Interests at this time, please disregard this notice.



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                              BESSEMER FUNDS TRUST
                      BESSEMER SAND HILL INVESTORS FUND II
                          630 FIFTH AVENUE, 39TH FLOOR
                               NEW YORK, NY 10111
-------------------------------------------------------------------------------
                                                              Ph:  212-708-9371
                                                             Fax:  212-246-3982
                                                E-Mail:  altassets@bessemer.com

June 10, 2003

Dear Bessemer Sand Hill Investors Fund II Interestholder:

         We are writing to inform Interestholders of important dates related to Bessemer Sand Hill Investors Fund II's (the "Fund") quarterly repurchase offer. AN INTERESTHOLDER NOT INTERESTED IN SELLING INTERESTS AT THIS TIME SHOULD DISREGARD THIS NOTICE AND TAKE NO ACTION.

         The repurchase offer period will begin on June 10, 2003 and end on July 18, 2003. The purpose of this repurchase offer is to provide a certain level of liquidity to Interestholders. Interests can be redeemed by a repurchase offer only during one of the Fund's scheduled quarterly repurchase offers.

         All repurchase requests on behalf of an Interestholder who has an account relationship with Bessemer Trust Company, N.A. or its affiliates must be made through a client account manager. Repurchase requests must be submitted no later than July 18, 2003. We will send a reminder statement as to the redemption privilege prior to the next repurchase offer.

         All repurchase requests must be submitted in good order and be received by the Fund at the address listed below on or before July 18, 2003.

         If you have any questions, please refer to the attached Repurchase Offer Document, which contains additional important information about the repurchase offer.

Sincerely,

/s/  John J. Hederman
--------------------------------------------
Assistant Secretary,
Bessemer Investment Management LLC

                                630 Fifth Avenue
                                   37th Floor
                               New York, NY 10111
                              Attn: Pamela K. Campo

Interestholder services:  212-708-9371

This is simply notification of the scheduled quarterly repurchase offer; nothing further needs to be done if the redemption privilege is not being exercised.


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                              BESSEMER FUNDS TRUST
                      BESSEMER SAND HILL INVESTORS FUND II


                                Repurchase Offer


Bessemer Sand Hill Investors Fund II (the "Fund"), a series of Bessemer Funds Trust (the "Trust"), is offering to repurchase up to fifteen percent (15%) of its Interests. The offer is made upon the terms and conditions stated in the notification letter, this repurchase offer and Part A and Part B of the Trust's registration statement. If an Interestholder tenders any Interests in response to this offer, the tender will be subject to the same terms and conditions.

1. The Offer. The Fund is offering to repurchase for cash up to 15% (the "Repurchase Offer Amount") of its issued and outstanding Interests at a price equal to the net asset value ("NAV") per Interest as of the close of regular trading on the New York Stock Exchange ("NYSE") on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a degree of liquidity to Interestholders because no secondary market exists for the Interests. This offer is not conditioned on the tender of any minimum number of Interests.

2. Repurchase Request Deadline. The Fund must receive all tenders of Interests in proper form on or before 4:00 p.m., Eastern time, on Thursday, July 18, 2003. This date is the "Repurchase Request Deadline." Tenders by Interestholders who have an account relationship with Bessemer Trust Company, N.A. or its affiliates may only be submitted by a client account manager. The client account manager will tender the Interestholder's Interests to the Fund, and will need sufficient time to ensure that the Fund receives the Interestholder's tender in proper form by the Repurchase Request Deadline.

3. Repurchase Pricing Date. The NAV used for the repurchase will be determined as of the close of regular trading on the New York Stock Exchange on July 31, 2003. The date of the NAV used for the repurchase is the "Repurchase Pricing Date."

4. Payment for Interests Repurchased. The Fund will make payment for repurchased Interests within seven days after the Repurchase Pricing Date. The Interestholder will not be charged any repurchase fee by the Fund.

5. Net Asset Value. The NAV of the Fund on June 6, 2003 was $7.22 per Interest. An Interestholder must decide whether to tender any or all the Interestholder's Interests on or before the Repurchase Request Deadline, but the NAV at which the Fund will repurchase Interests will not be calculated until the Repurchase Pricing Date, which will be within 14 days after the Repurchase Request Deadline. The NAV of the Interests may fluctuate between the date of the repurchase request or the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Pricing Date may be lower than the NAV on the date of the repurchase request or the Repurchase Request Deadline. An Interestholder may call Interestholder Services at (212) 708-9371 for current price information.

6. Increase in Number of Interests Repurchased; Pro Rata Repurchase. If Interestholders tender more Interests for repurchase than the Repurchase Offer Amount, the Fund may (but is



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not obligated to) repurchase up to an additional two percent (2%) of the issued and outstanding Interests. If the Fund determines not to repurchase the additional 2%, or if Interestholders tender Interests in excess of the Repurchase Offer Amount plus the 2%, the Fund will repurchase Interests pro rata, based on the number of Interests tendered by each Interestholder. The Fund may, however, at its discretion accept all Interests tendered by Investors who own less than 100 units of Interests and who tender all their Interests before accepting on a pro rata basis Interests tendered by other Investors. If any Interests that an Interestholder wishes to have repurchased by the Fund are not repurchased because of proration, the Interestholder will have to wait until the next quarterly repurchase offer to tender any unpurchased Interests, and the subsequent repurchase request will not be given any priority over other Interestholders' requests. There can be no assurance that the Fund will be able to repurchase all Interests that an Interestholder has tendered, even if the Interestholder tenders all Interests held in his or her account.

7. Withdrawal or Modification of Request for Repurchase. An Interestholder may withdraw or modify any tender of Interests prior to the Repurchase Request Deadline. Once the Repurchase Request Deadline has passed, an Interestholder will not be able to withdraw or modify the Interestholder's tender.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this offer only under limited circumstances and only by vote of a majority of the Board of Trustees, including a majority of the independent Trustees. These circumstances are limited to the following:

     (a) if the repurchase of Interests would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

     (b) for any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

     (c) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

     (d) for such other periods as the Securities and Exchange Commission permits by order for the protection of Interestholders of the Fund.

Interestholders will be notified if the Fund suspends or postpones this offer. If the Fund renews this offer after a suspension or postponement, the Interestholder will be sent a new notification.


9. Tax Consequences. Interestholders should review the tax information in the Trust's registration statement and consult a tax adviser regarding the specific tax consequences, including state and local tax consequences, of participating in the repurchase. Generally, any repurchase of Interests by the Fund should be treated as a taxable event.


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10. Documents in Proper Form. All questions as to validity, form, eligibility
(including time of receipt) and acceptance of tenders of Interests will be determined by the Fund in its sole discretion. The Fund's determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of Interests (even if such tenders are determined to be in good form) and to refuse to accept for payment, purchase or pay for any Interests if, in the opinion of the Fund's counsel, accepting, purchasing or paying for such Interests would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this Offer or any defect in any tender of Interests whether generally or with respect to any particular Interests or Interestholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of Interests must be corrected within such times as the Fund shall determine. Tenders of Interests will not be deemed to have been made until the defects or irregularities have been corrected or waived.

None of the Fund, Bessemer Investment Management LLC (the Fund's manager), Bessemer Investor Services, Inc. (the Fund's distributor) or any other person is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

Neither the Fund nor its Board of Trustees makes any recommendation to any Interestholder as to whether to tender or refrain from tendering Interests. Each Interestholder must make an independent decision whether to tender Interests and, if so, how many Interests to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether Interestholders should tender Interests pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or in the Fund's registration statement. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.




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This form must be received by JULY 18, 2003 at the address below if an
Interestholder wants to sell Interests in Bessemer Sand Hill Investors Fund II.

630 Fifth Avenue
37th Floor
New York, NY  10111
Attn: Pamela K. Campo
Ph: (212) 708-9371  Fax: (212) 246-3982

Please repurchase the Interests designated below at a price equal to their net asset value per Interest (NAV) on the Repurchase Pricing Date. The Interestholder understands that Bessemer Sand Hill Investors Fund II (the "Fund") offers a limited degree of liquidity to its Interestholders and, therefore, the Fund may not repurchase the full amount that an Interestholder requests. The Interestholder further understands that if the Fund is not able to repurchase the full amount requested, the Interestholder must wait until the next quarterly repurchase offer to tender unpurchased Interests, and that this subsequent repurchase request will have no priority over other repurchase requests received during the repurchase period.

BESSEMER SAND HILL INVESTORS FUND II

Names of Registered Interestholder(s):
(please fill in exactly as registered)      -----------------------------------

                                            -----------------------------------

                                            -----------------------------------

                                            -----------------------------------
Account Number:
                                            -----------------------------------
Client Account Manager:

Interest Tendered:  (Please check one)

    _____      Partial Tender - Please tender _____ Interests from my account

    _____      Full Tender - Please tender all Interests from my account

    _____      Dollar Amount - Please tender enough Interests to net $________.



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Payment and Delivery Instructions:

The check will be issued in the name(s) of the registered Interestholder(s) and mailed to the address of record. If alternate payment and delivery is required, please provide instructions here.

Alternate Instructions:        ------------------------------------------------

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Signature(s) of owner(s) as registered or authorized client account manager:


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                                                 Date:
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